Loans Receivable, Net (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loan receivable	$ 154,719,734	$ 140,913,782
Provision for loan losses
Collectively assessed	(1,405,536)	(1,401,061)
Individually assessed	(5,020,771)	(807,647)
Provision for loan losses	(6,426,307)	(2,208,708)
Loans receivable, net	148,293,427	138,705,074
Business Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loan receivable	58,387,204	41,794,907
Personal Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loan receivable	$ 96,332,530	$ 99,118,875